Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax liabilities [line items]
Net deferred tax liabilities at the beginning of the fiscal year	$ (102,467,542)	$ (127,248,898)
Profit from deferred taxes recognized in the statement of income	124,389,220	24,781,356
Net deferred tax assets / (liabilities) at fiscal year end	$ 21,921,678	$ (102,467,542)